Share-based Compensation - Schedule of Recognized Share-based Payment Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 8,856	$ 2,237	$ 3,268
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	5,497	$ 2,237	890
Employee 2017 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 3,359
Anti-dilution provisions [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation			$ 2,378